Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 2,578	$ 1,764	$ 1,961
Unrealized currency translation adjustments	(408)	89	(355)
Employee postretirement benefits	24	(15)	103
Cash flow hedges	188	12	(185)
Net current period other comprehensive income (loss)	(196)	86	(437)
Comprehensive Income	2,382	1,850	1,524
Comprehensive (income) loss attributable to noncontrolling interests	(21)	1	(19)
Comprehensive Income Attributable to Kimberly-Clark Corporation	$ 2,361	$ 1,851	$ 1,505